Securities - Summary of Securities Evaluated at Amortized Cost (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets at amortized cost	R$ 2,836,146	R$ 6,855,421
Expected Credit Loss	288,496	360,859	R$ 94,159
Bonds [Domain]
Disclosure of financial assets [line items]
Expected Credit Loss	13,962	6,072
Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	2,850,108	6,861,493
Gross carrying amount [member] | Brazilian onshore sovereign bonds [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	0	3,773,404
Gross carrying amount [member] | Rural Product Note [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	212,102	616,083
Gross carrying amount [member] | Commercial notes [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	2,638,006	2,472,006
Book value [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	2,836,146	6,855,421
Book value [Member] | Brazilian onshore sovereign bonds [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	0	3,772,534
Book value [Member] | Rural Product Note [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	211,555	615,576
Book value [Member] | Commercial notes [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	R$ 2,624,591	R$ 2,467,311